Pension Plan and Employee Benefits - Assumed Health Care Cost Trend Rates (FY) (Details) - OTHER BENEFITS $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect of one-percentage point increase on total of service and interest cost components	$ 14
Effect of one-percentage point decrease on total of service and interest cost components	(16)
Effect of one-percentage point increase on postretirement benefit obligation	205
Effect of one-percentage point decrease on postretirement benefit obligation	$ (229)